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                 LINCOLN NATIONAL AGGRESSIVE GROWTH FUND, INC.
                        LINCOLN NATIONAL BOND FUND, INC.
                LINCOLN NATIONAL CAPITAL APPECIATION, FUND, INC.
                    LINCOLN NATIONAL EQUITY-INCOME FUND, INC.
               LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND, INC.
                    LINCOLN NATIONAL INTERNATIONAL FUND, INC.
                       LINCOLN NATIONAL MANAGED FUND, INC.
                    LINCOLN NATIONAL MONEY MARKET FUND, INC.
                  LINCOLN NATIONAL SOCIAL AWARENESS FUND, INC.
                LINCOLN NATIONAL SPECIAL OPPORTUNITIES FUND, INC.

                        SUPPLEMENT DATED JANUARY 1, 2003
            Statement of Additional Information Dated May 1, 2002 as
                Supplemented June 25, 2002 and September 9, 2002

                  LINCOLN NATIONAL GROWTH AND INCOME FUND, INC.
                        SUPPLEMENT DATED JANUARY 1, 2003
           Statement of Additional Information Dated April 2, 2002 as
         Supplemented April 9, 2002, June 25, 2002 and September 9, 2002

This supplement describes certain changes to the Statement of Additional Information ("SAI") for the above funds. The effective date of these changes is January 1, 2003.

Directors and Officers

The following is to be inserted on page GSD-5 at the end of the first paragraph entitled "Directors and Officers":

     "The directors were re-elected at the Special Meeting of Stockholders of the funds on December 9, 2002 to serve until the next annual meeting, if any, or until their successors shall have been duly elected and qualified."

Organizational Change

     On the following pages: Aggressive Growth Fund, AGF-2; Bond Fund, BF-2; Capital Appreciation Fund, CAF-2; Equity-Income Fund, EIF-2; Global Asset Allocation Fund, GAAF-2; Growth and Income Fund, GIF-2; International Fund, IF-2; Managed Fund, MF-2; Money Market Fund, MMF-2; Social Awareness Fund, SAF-2; and Special Opportunities Fund, SOF-2: insert the following language at the end of the paragraph entitled "Description of Fund":

     "At the Special Meeting of Stockholders of the fund on December 9, 2002, the stockholders approved a change in the organization of the fund from a Maryland corporation to a series of a Delaware business trust. This change is expected to take effect in the second quarter of 2003."

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Investment Restrictions

     The list of fundamental investment restrictions set forth in paragraph two of the section entitled "Investment Restrictions", which appears on the following pages: Aggressive Growth Fund, AGF-8 & 9; Bond Fund, BF-4 & 5; Capital Appreciation Fund, CAF-9 & 10; Equity-Income Fund, EIF-11 & 12; Global Asset Allocation Fund, GAAF-10 & 11; Growth and Income Fund, GIF-3 & 4; International Fund, IF-7; Managed Fund, MF-3 & 4; Money Market Fund, MMF-3 & 4; Social Awareness Fund, SAF-3 & 4; and Special Opportunities Fund, SOF-3 & 4, is replaced in its entirety with the following:

     "The fund may not:

     1.   Change its investment objective.

     2. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or any official interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities of certificates of deposit.

     3. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or any official interpretation thereof, may permit.

     4. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

     5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interest therein.

     6. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in securities that are secured by physical commodities or engaging in transactions involving financial commodities, such as financial options, futures contracts and options on financial futures contracts and financial forward contracts.

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     7.   Make loans of any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, provided that this limitation does not apply to purchases of debt obligations, to repurchase agreements, and to investments in loans, including assignments and participation interests.

     8. With respect to 75% of its total assets, invest in a security if, as a result of such investment: (a) more than 5% of its total assets would be invested in the securities of any one issuer or (b) the fund would hold more than 10% of the outstanding voting securities of any one issuer; except that these restrictions do not apply to (i) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or (ii) securities of other investment companies."

Investment Adviser and Sub-Advisers
-----------------------------------

The fourth paragraph of the section entitled "Investment Adviser and Sub-Advisers" on page GSD-2 is replaced in its entirety with the following:

     "Under a Management Agreement dated January 1, 2003, the adviser manages each fund's portfolio investments and reports to the fund's board of directors. With limited exception, each fund conducts its other business and affairs and bears the expenses and salaries necessary and incidental thereto. These expenses include, without limitation, expenses related to: the maintenance of the fund's books, records and procedures, including corporate secretary services; general accounting oversight; preparation of tax returns and reports; and, legal services provided by the adviser or an affiliate of the adviser.

     On December 9, 2002, stockholders of each fund approved the Management Agreement to replace each fund's former advisory agreement. The Management Agreement, among other things, re-institutes a waived portion of the advisory fees. While the advisory fee rates each fund pays pursuant to the Management Agreement are the same as the advisory fee rates that fund paid under its former advisory agreement, that fund pays additional fees and expenses under the new arrangement, in part, because certain expenses have been reallocated from the adviser to the fund. The advisory fee rates each fund pays to the adviser are set forth in the General Prospectus Disclosure to the Prospectus."

Administrator/Accounting Agreement
----------------------------------

Immediately preceding the section entitled "Directors and Officers" on page GSD-6, a new section entitled "Administrator" and a new section entitled "Accounting Agreement" are added as follows:

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     "Administrator

     The board of directors of each fund approved a new administration agreement dated January 1, 2003 (the "Administration Agreement"), between the funds and The Lincoln National Life Insurance Company ("Lincoln Life"), an affiliate of the funds' adviser. Pursuant to the Administration Agreement, Lincoln Life provides various administrative services necessary for the operation of the funds. These services include, among others, coordination of all service providers; providing personnel and office space; maintenance of each fund's books and records; general accounting monitoring and oversight; preparation of tax returns and reports; preparing and arranging for the distribution of all shareholder materials; preparing and coordinating the filing of all materials with the SEC and other federal and state regulatory authorities. As compensation for providing these administrative services, each fund pays Lincoln Life an annual fee of $15,000 plus the cost of certain support services provided to the funds such as legal and corporate secretary services.

     Accounting Agreement

     The funds have entered into an accounting services agreement (the "Accounting Agreement") with Delaware Management Holdings, Inc., Delaware Service Company, Inc. ("Delaware"), and The Lincoln National Life Insurance Company ("Lincoln Life") pursuant to which Delaware provides certain accounting services for the funds. Delaware Holdings, Inc., Delaware, and Lincoln Life are affiliates of the funds' adviser. Lincoln Life also serves as the funds' administrator. Services provided under the Accounting Agreement include, among others, the calculation and communication of the daily net asset values of each fund's shares, the determination of distributions to shareholders, and the resolution of daily pricing and custody discrepancies. For these services, the funds pay Delaware at the annual fee rates set forth in the following table. The fees are payable on a monthly basis.

     Equity                            Annual Rate as a Percent of Average Daily
                                          Net Assets
        Aggressive Growth Fund         0.0375% on $100 million to $500 million;
        Capital Appreciation Fund      0.035% on greater than $500 million
        Equity-Income Fund                    and less than $750 million;
        Growth Fund                    0.030% on greater than $750 million and
        Managed Fund                          less than $1 billion; and
        Social Awareness Fund          0.020% on greater than $1 billion
        Special Opportunities Fund







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     Fixed Income                  Annual Rate as a Percent of Average Daily
                                     Net Assets
       Bond Fund                       0.0375% on $100 million to $500 million;
                                       0.035% on greater than $500 million and
                                         less than $750 million;
                                       0.030% on greater than $750 million and
                                         less than $1 billion; and
                                       0.020% on greater than $1 billion
     International
       International Fund              0.0600% on $100 million to $500 million;
       Global Asset Allocation Fund    0.060% on greater than $500 million and
                                         less than $750 million;
                                       0.060% on greater than $750 million and
                                         less than $1 billion; and
                                       0.050% on greater than $1 billion

     Money Market
       Money Market Fund               0.0375% on $100 million to $500 million;
                                       0.035% on greater than $500 million and
                                         less than $750 million;
                                       0.030% on greater than $750 million and
                                         less than $1 billion; and
                                       0.020% on greater than $1 billion"

Management Agreement
--------------------

The first paragraph of the section titled "Board Approval of Advisory Contracts" on page GSD-7 is replaced in its entirety with the following:

     "In evaluating the Management Agreement dated January 1, 2003, the funds' boards of directors considered comprehensive materials. The boards considered detailed management fee and expense information for each fund and for peer funds for 2001. They considered the adviser's management fee for the management of comparable mutual funds in the Delaware Investments family of mutual funds. The boards also evaluated the profitability to the adviser and its affiliates that results from their association with the funds.

     The boards believed that the additional fees and expenses are necessary to address the increasing expenses of operating a mutual fund. Certain expenses either did not exist or were very minimal at the time of the inception of the funds, such as

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     pricing services. Also, the regulatory burden has increased for mutual funds with a resulting increase in legal and compliance costs. Further, the expenses associated with recruiting and retaining qualified investment and service professionals in this increasingly competitive industry have grown.

     The boards believed that the proposed increase in operating expenses is fair and reasonable and will not result in inappropriate levels of profitability for the adviser and its affiliates. Further, the additional resources may enhance both investment services and administration services to the funds. Quality, long-term service and qualified investment and service professionals may help to achieve solid investment performance.

     In addition, the directors evaluated a wide range of information of the type they regularly consider when determining to continue a fund's advisory agreement as in effect from year to year. After carefully considering all relevant information, the directors, including the independent directors, unanimously voted to approve the Management Agreement.

     In connection with the approval or re-approval of each fund's sub-advisory agreement, if applicable, the directors of the fund, including the independent directors, requested and received from the sub-adviser, and reviewed, a wide variety of information. In approving or re-approving the sub-advisory agreement, and in evaluating the fairness of the compensation to be paid by the fund, the directors took into account principally the nature, quality and extent of the services performed by the sub-adviser, in relation to fees received under the agreement. Thus, the directors considered the personnel, technical resources, operations and investment management capabilities, methodologies and performance of the sub-adviser.

     The directors also considered other factors in approving or re-approving any sub-advisory agreement, including the performance of other funds in the market pursuing broadly similar strategies, the fees and expenses borne by those funds, the costs to the sub-adviser of providing the services, and the profitability of the advisory organization's relationship with the fund. In addition, the directors considered the brokerage services received by the fund. Based on this review, it was the judgment of the directors and the independent directors that approval or re-approval of the sub-advisory agreement was in the interests of the fund and its shareholders/contract owners."

Please keep this Supplement with your SAI for your future reference.